Form 5500, Schedule H, Line 4a; Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Form 5500, Schedule H, Line 4a; Schedule of Delinquent Participant Contributions
NORTHWEST NATURAL GAS COMPANY
RETIREMENT K SAVINGS PLAN
Form 5500, Schedule H, Line 4a; Schedule of Delinquent Participant Contributions
EIN: 93-0256722 Plan 008
Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Check here if late Participant Loan Repayments are included: [ ]	Contributions Not Corrected	Contributions Corrected Outside VFCP		Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$2,761	$—	$2,761	*	$—	$—